Shareholders' Equity (Deficit) - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended									12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended
	Jul. 31, 2013	May 31, 2010	May 31, 2008	Jun. 30, 2007	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	May 20, 2013	Dec. 31, 2011	Dec. 31, 2013 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]	Apr. 30, 2008 Employee Stock Purchase Plan [Member]	Dec. 31, 2013 Employee Stock Purchase Plan [Member]	Dec. 31, 2012 Employee Stock Purchase Plan [Member]	Dec. 31, 2013 Restricted stock [Member]	Dec. 31, 2012 Restricted stock [Member]	Dec. 31, 2013 Stock options plan [Member]	Dec. 31, 2011 Restricted stock units [Member]	Dec. 31, 2013 Grifols [Member]	May 20, 2013 Grifols [Member]	May 20, 2013 Investors [Member]	Dec. 31, 2003 Minimum [Member]	Dec. 31, 2003 Maximum [Member]	Aug. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2013 1996 Plan [Member]	Dec. 31, 1996 1996 Plan [Member]	Dec. 31, 2013 1996 Plan [Member] Stock Option [Member]	Dec. 31, 2013 2005 [Member]	Dec. 31, 2012 2005 [Member]	Dec. 31, 2010 2005 [Member]	May 31, 2005 2005 [Member]	Dec. 31, 2013 1996 Non-Employee Directors Plan [Member]	Dec. 31, 2012 1996 Non-Employee Directors Plan [Member]	Dec. 31, 2011 1996 Non-Employee Directors Plan [Member]	Dec. 31, 2013 Warrants [Member]
Class of Stock [Line Items]
Stock Purchase Agreement																			May 20, 2013
Common stock, shares issued and sell					587,252,904	251,346,385		333,968,104												209,774,558	124,193,546
Common stock, purchase price per share								$ 0.124
Sale of common stock					$ 426,607,000	$ 369,919,000	$ 41,400,000																	$ 41,400,000
Proceeds from private offering of common stock, net					40,227,000	5,547,000
Common stock reserves					7,766,300								2,688,643																							2,840,909
Shares reserved for future grants					40,869,591	2,954,024			750,133																		960,000	0			919,386	0	0
Number of right for each share of common stock outstanding					1
Rights expiration date					Sep. 08, 2018
Number of shares available for issuance																						400,000	2,000,000
Percentage of issued and outstanding shares of common stock					6.00%
Options outstanding					7,766,300	6,755,200			6,843,508																	110,000			7,656,300				0
Common stock authorized for issuance					2,918,638								2,688,643
Options, net of cancelled or expired options					1,999,252
Number of shares of common stock authorized	40,000,000	4,000,000	2,700,000	1,600,000	40,000,000	4,000,000						1,000,000	2,500,000	2,000,000																					45,000
Options granted expiration					3 months 26 days												2 years 9 months 4 days												10 years				10 years
Incentive and non-statutory stock option grants option price					110.00%								85.00%																				100.00%
Non-statutory stock option grants option price																																	85.00%
Combined voting power					10.00%
Shares acquired vest period					5 years					4 years																							1 year
Outstanding notes receivables																													0	0
Options granted					1,170,000	560,000																							1,170,000	560,000			670,000	560,000
Number of shares repurchased																													0
Option price, fair value																																	100.00%
Aggregate intrinsic value of stock options outstanding										45,000	3,000
Stock options exercised					10,000					10,000	0
Shares of common stock exercisable										7,028,200
Aggregate intrinsic value of common stock exercisable										40,000
Total fair value of restricted stock awards vested															307,000	185,000
Company retained purchase rights on unvested restricted stock awards, shares															769,000	1,453,000
Employee stock-based compensation expense for restricted stock awards					421,000	473,000									215,000	236,000
Issuance of a restricted stock unit																		78,947
Number of days employees have to continuously employed to participate in the Employee Stock Purchase Plan													10 days
Customary employment weekly period required to participate in the ESPP													20 hours
Minimum period employee required to work per calendar year to participate in ESPP													5 months
Condition given to employees to participate in ESPP													5.00%
Percentage of limitation of Employee contributions, through payroll deductions to lessor													15.00%
Limitation of Employee contributions, through payroll deductions to lessor					17,500																				25,000
Number of Shares issued under the ESPP													4,361,357
Compensation expense													106,000	57,000
Capitalized stock-based employee compensation cost																																	0
Tax benefit associated with stock-based compensation expense																																	0
Recognized compensation cost																	88,000
Unrecognized compensation cost					$ 106,000
Expected term of options granted					10 years
Expected dividend yield					0.00%					0.00%	0.00%